Income Taxes - Summary of Detailed Information About Unrecognized Deferred Tax Assets (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	SFr 155,788	SFr 144,858
Within one year [member]
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	2,951	7,833
Later than one year and not later than five years [member]
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	102,014	70,009
More than five years [member]
Disclosure Of Income Tax [line Items]
Unused tax losses for which no deferred tax asset recognised	SFr 50,823	SFr 67,016